CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net (loss)/income		$ (2,850)	$ 939,057	$ 560,615
Net (loss)/income from continuing operations		(3,143)	1,015,507	(64,774)
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		50,294	51,712	55,362
Impairment of long-lived assets		5,021	76,155	0
Net loss/(income) from equity method investments		2,520	(19,041)	(1,080)
Change in fair value of investment in listed equity securities		62,308	(400,966)	295,777
INVESTING ACTIVITIES
Additions to equity method investments		(9,678)	(129,662)
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period		369	80,869	65,316
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period		0	369	80,869
Net decrease/(increase) in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale		369	80,500	(15,553)
Net (decrease)/increase in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale		(241,411)	674,959	112,366
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period		1,012,881	337,922	225,556
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period		771,470	1,012,881	337,922
Continuing operations
OPERATING ACTIVITIES
Net (loss)/income from continuing operations		(3,143)	1,015,507	(64,774)
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		50,294	51,712	55,362
Loss on disposal of long lived asset		491	0	0
Impairment of long-lived assets		5,021	76,155	0
Amortization of deferred charges and debt guarantees, net		1,822	3,555	1,768
Net loss/(income) from equity method investments		2,520	(19,041)	(1,080)
Drydocking expenditure		(6,724)	0	0
Compensation cost related to employee stock awards		5,824	3,410	2,625
Net foreign exchange losses/(gains)		941	(1,584)	383
Change in fair value of investment in listed equity securities		62,308	(400,966)	295,777
Change in fair value of derivative instruments (interest rate swaps)		15,582	(72,269)	(27,016)
Change in fair value of derivative instruments (oil and gas derivatives), commodity swaps and amortization of day 1 gains		272,117	(311,585)	(181,487)
Change in assets and liabilities:
Trade accounts receivable		3,205	(10,917)	(3,083)
Other current and non-current assets		(266,025)	(26,692)	(1,409)
Amounts due from related parties		172	367	144
Trade accounts payable		(18)	3,085	(4,648)
Accrued expenses		8,554	(4,213)	(11,957)
Other current and non-current liabilities	[1]	(18,335)	(27,470)	59,776
Net cash provided by continuing operations		134,606	279,054	120,381
INVESTING ACTIVITIES
Additions to asset under development		(308,093)	(267,421)	(213,481)
Deposit paid for vessel		(15,500)	0	0
Additions to equity method investments		(9,678)	(2,447)	(8,625)
Short-term loan advanced to related parties		(3,561)	0	(1,750)
Additions to vessels and equipment		(1,621)	0	0
Proceeds from repayment of short-term loan advanced to related parties		60	0	0
Dividends received from listed equity securities		9,824	5,328	5,029
Consideration received for long-lived assets held for sale		15,190	0	0
Proceeds from sale of listed equity securities		45,552	625,844	0
Proceeds from sale of equity method investment		56,097	97,844	0
Proceeds from subscription of equity interest		80,021	39,275	25,403
Net cash (used in)/provided by investing activities		(131,709)	498,423	(193,424)
FINANCING ACTIVITIES
Net debt receipts		156,045	276,640	411,866
Repayments of short-term and long-term debt		(125,925)	(719,917)	(289,148)
Reacquisition of common units in Golar Hilli LLC		(100,047)	0	0
Cash dividends paid		(102,897)	(55,169)	(33,136)
Capitalized financing costs		(10,445)	(9,599)	(13,300)
Purchase of treasury shares		(61,684)	(25,479)	(24,484)
Proceeds from exercise of share options		0	161	0
Net cash (used in)/provided by financing activities		(244,953)	(533,363)	51,798
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest (2)	[2]	0	74,566	35,887
Income taxes paid		857	1,465	694
Discontinued operations
OPERATING ACTIVITIES
Net income/(loss) from discontinued operations		(293)	76,450	(625,389)
Adjustments to reconcile net (loss)/income from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		20	8,732	50,590
Amortization of deferred charges and debt guarantees, net		0	3,932	1,280
Drydocking expenditure		0	0	(1,591)
Compensation cost related to employee stock awards		3	239	897
Net foreign exchange losses/(gains)		17	571	82
Change in assets and liabilities:
Trade accounts receivable		0	837	1,836
Other current and non-current assets		300	(5,299)	1,737
Amounts due from related parties		0	(804)	(9,563)
Trade accounts payable		(2)	(7,472)	5,598
Accrued expenses		(165)	(6,134)	18,147
Other current and non-current liabilities		(163)	(24,941)	3,999
Net income/(loss) from discontinued operations		293	(76,450)	625,389
Deconsolidation of lessor VIE		0	(59,085)	0
(Gain)/loss on disposal and impairment of long-lived assets		(27)	105,201	(564,902)
Net cash provided by/(used in) discontinued operations		276	(60,673)	133,499
INVESTING ACTIVITIES
Additions to vessels and equipment		0	0	(925)
Dividends received from listed equity securities		0	0	460
Net proceeds from disposals of long-lived assets		0	569,298	119,535
Net cash provided by discontinued investing activities		0	569,298	119,070
FINANCING ACTIVITIES
Net debt receipts		0	0	168,402
Repayments of short-term and long-term debt		0	(158,000)	(268,107)
Capitalized financing costs		0	(280)	(3,700)
Net cash used in discontinued financing activities		$ 0	$ (158,280)	$ (103,405)

[1]	Includes accretion of discount on convertible bonds of $nil , $1.7 million and $15.9 million for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Includes interest paid of $24.3 million, $92.6 million, $48.2 million and capitalized interest of $27.1 million, $18.0 million, $12.3 million for the years ended December 31, 2023, 2022 and 2021, respectively.